Key Management Personnel - Schedule of Key Management Personnel of the Consolidated Entity (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Key Management Personnel of the Consolidated Entity [Abstract]
Short-term employee benefits	$ 99,547	$ 199,095
Post-employment benefits	11,945	22,896
Total	$ 111,492	$ 221,991